4. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details Narrative) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation relating to option grant	$ 71,710		$ 472,820	$ 681,697	$ 857,851	$ 1,554,913	$ 480,108
Unrecognized compensation	240,000			240,000		173,000
Unrecognized compensation period for recognition				2 years 2 months 12 days		8 months 12 days
Remaining contractual life of option				3 years 4 months 10 days		3 years 10 months 20 days
Intrinsic value for fully vested, exercisable options	448,750			448,750		5,061,256	418,000
Intrinsic value of options exercised		71,083				12,449
Tax benefit realized from stock option exercises during the year						$ 19,000
2011 Non-Qualified Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for grant	12,035,380			12,035,380		12,337,000
2010 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for grant	6,140,350			6,140,350		6,921,600